SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.SUBSEQUENT EVENTS

In January 2018, the Group had drawn down US$250 million under a revolving credit facility agreement signed in 2017. Further in early 2018, the Group entered into one three-year facility agreement of total amount of EUR260 million with banks, among which EUR241 million was drawn down in first quarter of 2018.

In first quarter of 2018, the Group further purchased 10,782,131 shares of Hotel Group B from public market at cash consideration of EUR489 million. As of March 31, 2018, the Group accumulatively hold 13,092,112 shares of Hotel Group B, and all of these shares was pledged by the Group for the three-year facility agreement of total amount of EUR260 million.